SEC Schedule, Article 12-09, Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
Valuation and Qualifying Accounts

Description	Balance at beginning of period	Increase (1)	Decrease (2)	Balance at end of period
Year Ended December 31, 2025
Guarantee obligations	$13,061	$148,473	$(149,256)	$12,278
Provision for chargebacks, net	$9,434	$143,215	$(142,191)	$10,458
Year Ended December 31, 2024
Guarantee obligations	$12,719	$147,255	$(146,913)	$13,061
Provision for chargebacks, net	$12,092	$131,697	$(134,355)	$9,434
Year Ended December 31, 2023
Guarantee obligations	$12,361	$135,942	$(135,584)	$12,719
Provision for chargebacks, net	$11,980	$121,762	$(121,650)	$12,092
(1)Increases in Guarantee Obligations represent the portion of amounts billed in the period that is allocated to the indemnification guarantee. Increases in Provision for chargebacks, net represent the net chargeback expense recognized in the consolidated statements of operations during the period.
(2)Decreases in Guarantee Obligations represent the amount released to revenue in the consolidated statements of operations during the period. Decreases in the Provision for chargebacks, net represent the amount of chargeback expenses paid during the period.